Oct. 31, 2024
Lord Abbett Focused Large Cap Value Fund

The following paragraph replaces the sixth paragraph in the section under “Principal Investment Strategies” on page 5 of the summary prospectus, page 26 of the statutory prospectus and fifth paragraph of the subsection “Focused Large Cap Value Fund” on page 139 of the statutory prospectus:

The Fund utilizes a focused investment strategy and is diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).